Brookfield Global Listed Infrastructure Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Belgium - 1.5%
Electricity Transmission & Distribution - 1.5%
Elia Group SA/NV	12,824	$1,969,765

Brazil - 4.0%
Electricity Transmission & Distribution - 2.4%
Equatorial SA	395,297	3,122,021

Rail - 1.6%
Rumo SA	661,630	2,085,855
Total Brazil		5,207,876

Canada - 4.4%
Midstream - 4.4%
TC Energy Corp.	90,604	5,673,578

France - 2.1%
Toll Roads - 2.1%
Getlink SE	129,605	2,796,740

Hong Kong - 2.8%
Midstream - 0.8%
Kunlun Energy Co. Ltd.	1,181,976	1,080,027

Water - 2.0%
Guangdong Investment Ltd.	2,607,341	2,611,500
Total Hong Kong		3,691,527

Italy - 1.7%
Gas Utilities - 1.7%
Italgas SpA	184,252	2,146,360

Japan - 4.2%
Airports - 2.1%
Japan Airport Terminal Co. Ltd.	82,009	2,715,097

Rail - 2.1%
East Japan Railway Co.	122,150	2,793,749
Total Japan		5,508,846

Mexico - 4.0%
Airports - 4.0%
Grupo Aeroportuario del Pacifico SAB de CV - Class B	210,042	5,173,176

Philippines - 2.6%
Ports - 2.6%
International Container Terminal Services, Inc.	301,838	3,422,042

Spain - 5.2%
Airports - 4.0%
Aena SME SA (a)	176,764	5,229,661

Towers - 1.2%
Cellnex Telecom SA (a)	48,166	1,548,772
Total Spain		6,778,433

United Kingdom - 7.6%
Electricity Transmission & Distribution - 3.7%
National Grid PLC	285,298	4,815,826

Integrated Utilities/Renewables - 2.0%
SSE PLC	73,423	2,538,115

Water - 1.9%
Pennon Group PLC	357,824	2,523,451
Total United Kingdom		9,877,392

United States - 59.7% (b)
Data Centers - 2.2%
Equinix, Inc.	2,927	2,869,163

Electricity Transmission & Distribution - 12.2%
CenterPoint Energy, Inc.	84,039	3,627,123
Eversource Energy	38,725	2,682,868
PG&E Corp.	273,926	4,812,880
Sempra	48,870	4,748,698
		15,871,569
Gas Utilities - 5.2%
NiSource, Inc.	76,057	3,548,819
Southwest Gas Holdings, Inc.	37,493	3,258,142
		6,806,961
Integrated Utilities/Renewables - 17.3%
CMS Energy Corp.	43,527	3,376,825
Evergy, Inc.	38,140	3,124,429
FirstEnergy Corp.	75,001	3,799,550
IDACORP, Inc.	14,972	2,140,547
NextEra Energy, Inc.	107,657	9,999,182
		22,440,533
Midstream - 10.8%
Cheniere Energy, Inc.	14,106	4,002,719
Targa Resources Corp.	15,431	3,869,015
Williams Cos., Inc.	84,339	6,138,192
		14,009,926
Rail - 8.8%
CSX Corp.	120,046	4,927,888
Union Pacific Corp.	26,862	6,517,259
		11,445,147
Towers - 3.2%
Crown Castle, Inc.	51,662	4,200,637
Total United States		77,643,936
TOTAL COMMON STOCKS (Cost $98,791,985)		129,889,671

SHORT-TERM INVESTMENTS – 0.6%	Shares	Value
MONEY MARKET FUNDS - 0.6% First American Treasury Obligations Fund - Class X, 3.59% (c)	736,662	736,662
TOTAL SHORT-TERM INVESTMENTS (Cost $736,662)		736,662

TOTAL INVESTMENTS - 100.4% (Cost $99,528,647)		130,626,333
Liabilities in Excess of Other Assets - (0.4)%		(508,224)
TOTAL NET ASSETS - 100.0%		$130,118,109

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $6,778,433 or 5.2% of the Fund’s net assets.

(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Brookfield Global Listed Infrastructure Fund

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$93,698,566	$36,191,105	$–	$129,889,671
Money Market Funds	736,662	–	–	736,662
Total Investments	$94,435,228	$36,191,105	$–	$130,626,333

For further information regarding security characteristics, see the Schedule of Investments.